PENDING BUSINESS COMBINATION Pending Business Combination - Pro Forma Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Revenue	$ 204,518	$ 387,725
Business Acquisition, Pro Forma, Provision for Loan and Lease Losses	834	10,140
Business Acquisitions, Pro Forma Income Before Tax	92,591	170,132
Net Income	65,884	119,661
Business Acquisition, Pro Forma Balance Sheet Information [Abstract]
Loans and Leases Receivable, Net Amount	8,818,392	5,699,521,000	$ 5,959,162,000
Total assets	13,806,092	8,437,967,000	8,896,923,000
Deposits	9,987,298	6,525,788,000	6,895,046,000
Total shareholders' equity	$ 1,913,682	$ 865,224,000	$ 930,664,000	$ 809,376,000	$ 784,077,000